SCHEDULE OF TRANSLATION OF FOREIGN CURRENCIES (Details)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Year Ended RMB: USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	0.1403	0.1412	0.1379
Average Yearly RMB: USD Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Translation of Foreign Currencies Rate	0.1407	0.1423	0.1443